Financial Income and Expenses - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Income And Expenses [Line Items]
Financial income occured by renegotiating the convertible bond debt OCEANE	€ 0	€ 35,578
OCEANE
Disclosure Of Financial Income And Expenses [Line Items]
Proportion of payment of coupons rate (as a percent)	3.50%